REVENUE AND DEFERRED REVENUES - Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
REVENUE AND DEFERRED REVENUES
Accounts receivable	¥ 537,084	$ 84,280	¥ 298,038
Amount due from related parties	295,614	$ 46,388	860,213
Deferred revenue	87,980		51,780
Refund liability (sales return)	¥ 5,745		¥ 366